Leases (Details 3) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Gross Operating lease liabilities		$ 9,248
Gross Finance lease liabilities		494
Gross lease liabilities		9,742
Less: Operating imputed interest		1,553
Less: Finance imputed interest		38
Less: imputed interest		1,591
Present value of Operating lease liabilities		7,695
Present value of Finance lease liabilities		456
Present value of lease liabilities		8,151
Less: current portion of Operating lease liabilities	$ 1,953	2,080	$ 1,648
Less: current portion of Finance lease liabilities		294	308
Less: current portion of lease liabilities		2,374
Total long-term Operating lease liabilities	$ 5,383	5,615	4,261
Total long-term Finance lease liabilities		162	$ 235
Total long-term lease liabilities		$ 5,777